STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP 008 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 674.8	$ 534.9
Notes receivable from participants	9.9	9.4
Total receivables	9.9	9.4
Net assets available for benefits	$ 684.7	$ 544.3